Financial risk management - Impacts of reasonably possible changes in significant level 3 assumptions (Details) - GBP (£) £ in Millions	Mar. 31, 2021	Mar. 31, 2020
Financing derivatives | + 20 basis points change in Limited Price Inflation (LPI) market curve
Disclosure of detailed information about financial instruments [line items]
20 basis points change in Limited Price Inflation (LPI) market curve	£ (83)	£ (95)
Financing derivatives | - 20 basis points change in LPI market curve
Disclosure of detailed information about financial instruments [line items]
–20 basis points change in LPI market curve	83	90
Commodity contract derivatives | 10% increase in commodity prices
Disclosure of detailed information about financial instruments [line items]
10% increase in commodity prices	3	2
Commodity contract derivatives | 10% decrease in commodity prices
Disclosure of detailed information about financial instruments [line items]
10% decrease in commodity prices	(1)	0
Commodity contract derivatives | +10% market area price change
Disclosure of detailed information about financial instruments [line items]
+10% market area price change	(4)	(4)
Commodity contract derivatives | -10% market area price change
Disclosure of detailed information about financial instruments [line items]
-10% market area price change	7	4
Other | +50 basis points change in discount rate
Disclosure of detailed information about financial instruments [line items]
+50 basis points change in discount rate	(5)	(3)
Other | -50 basis points change in discount rate
Disclosure of detailed information about financial instruments [line items]
-50 basis points change in discount rate	£ 5	£ 4